RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
19. RELATED PARTY TRANSACTIONS
For the year ended December 31, 2020, key management personnel include the Trustees/Directors, the President and Chief Executive Officer, the Chief Fi
n
ancial Officer and the Executive Vice President, Head of Global Real Estate. For the year ended December 31, 2019, key management personnel include the Trustees/Directors, the President and Chief Executive Officer, the current Chief Financial Officer, the former Chief Financial Officer and the Executive Vice President, Head of Global Real Estate. Information with respect to the Trustees’/Directors’ fees is included in notes 12(b) and 13(c). The compensation paid or payable to the Trust’s key management personnel was as follows:

Years ended December 31,	2020	2019
Salaries, incentives and short-term benefits	$4,082	$5,553
Unit-based compensation expense including fair value adjustments	3,744	3,980
	$7,826	$9,533